Note 1 - Nature of the Business and Basis of Preparation - Schedule of Subsidiaries (Details)	Jun. 30, 2021
BeyondSpring Pharmaceuticals Inc. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring Ltd. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK Limited [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology Limited [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Equity method investment, ownership percentage	100.00%
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Equity method investment, ownership percentage	58.00%
BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”) [Member]
Equity method investment, ownership percentage	100.00%
Beijing Wanchun Pharmaceutical Technology Ltd. [Member]
Equity method investment, ownership percentage	58.00%
SEED Therapeutics1 Inc. [Member]
Equity method investment, ownership percentage	59.00%
SEED Technology Limited [Member]
Equity method investment, ownership percentage	58.00%
SEED Therapeutics US, Inc. [Member]
Equity method investment, ownership percentage	59.00%